Gains (losses) from operating activities in the statement of income, included according to their nature (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Depreciation expenses	$ (8,706)	$ (8,431)
Total	(118,893)	(107,017)	$ (117,180)
Administrative expenses [Member]
Statement [Line Items]
Remuneration and benefits to employees	(60,552)	(55,152)	(60,255)
Marketing costs	(2,415)	(2,377)	(3,911)
Amortization expense	(118)	(91)	(5)
Entertainment expenses	(4,906)	(4,858)	(5,783)
Advisory services	(17,332)	(13,880)	(13,862)
Leases	(3,478)	(3,111)	(3,653)
Insurance	(3,901)	(3,478)	(2,553)
Office expenses	(6,363)	(6,204)	(7,327)
Contractors	(5,106)	(5,079)	(4,874)
Depreciation expenses	(2,743)	(2,617)	(2,501)
Other expenses	$ (11,979)	$ (10,170)	$ (12,456)